Partners' Capital	12 Months Ended
Dec. 31, 2012
Partners' Capital [Abstract]
Unit Transactions Disclosure [Text Block]

Note 12. Partners' Capital

At December 31, 2012 and 2011, the public held 30 percent and 25 percent, respectively, of our total units outstanding, and affiliates of Williams held the remaining units. Transactions which occurred during 2011 and 2012 are summarized below.

In May 2011, we acquired a 24.5 percent interest in Gulfstream from a subsidiary of Williams. In connection with this transaction, we issued 632,584 of our common units.

On January 30, 2012, we issued 7,000,000 common units representing limited partner interests in us at a price of $62.81 per unit. The net proceeds were used to fund capital expenditures and for other partnership purposes.

On February 17, 2012, we closed the Laser Acquisition. In connection with this transaction, we issued 7,531,381 of our common units. (See Note 2.)

On February 28, 2012, we sold an additional 1,050,000 common units, at a price of $62.81 per unit, to the underwriters upon the underwriters' exercise of their option to purchase additional common units pursuant to our common unit offering in January 2012. The net proceeds were used for general partnership purposes.

On April 10, 2012, we issued 10,000,000 common units representing limited partner interests at a price of $54.56 per unit. On April 26, 2012, we sold an additional 973,368 common units at a price of $54.56 per unit to the underwriters upon the underwriters' exercise of their option to purchase additional common units. The net proceeds were used for general partnership purposes, including the funding of a portion of the cash purchase price of the Caiman Acquisition. (See Note 2.) We also used $1 billion in proceeds from the April 27, 2012, sale of 16,360,133 common units to Williams to partially fund the Caiman Acquisition.

On April 27, 2012, we closed the Caiman Acquisition. In connection with this transaction, we issued 11,779,296 of our common units. (See Note 2.)

On June 14, 2012, we acquired a 1 percent interest in Gulfstream from a subsidiary of Williams. In connection with this transaction, we issued 238,050 of our common units. (See Note 1.)

On August 13, 2012, we completed an equity issuance of 8,500,000 common units representing limited partner interests at a price of $51.43 per unit. On August 20, 2012, we sold an additional 1,275,000 common units at a price of $51.43 per unit to the underwriters upon the underwriters' exercise of their option to purchase additional common units. The net proceeds were used to repay amounts outstanding under our revolving credit facility and for general partnership purposes.

On November 5, 2012, we closed the Geismar Acquisition with Williams. In connection with this transaction, we issued 42,778,812 of our common units. (See Note 1.)

Limited Partners' Rights

Significant rights of the limited partners include the following:

•       Right to receive distributions of available cash within 45 days after the end of each quarter.

•       No limited partner shall have any management control over our business and affairs; the general partner shall conduct, direct and manage our activities.

•       The general partner may be removed if such removal is approved by the unitholders holding at least 66 2/3 percent of the outstanding units voting as a single class, including units held by our general partner and its affiliates.

Incentive Distribution Rights

Our general partner is entitled to incentive distributions if the amount we distribute to unitholders with respect to any quarter exceeds specified target levels shown below:

		General
Quarterly Distribution Target Amount (per unit)	Unitholders	Partner

Minimum quarterly distribution of $0.35	98%	2%
Up to $0.4025	98	2
Above $0.4025 up to $0.4375	85	15
Above $0.4375 up to $0.5250	75	25
Above $0.5250	50	50

Williams has agreed to temporarily waive its IDRs related to the common units it received and for those issued to the seller of Caiman Eastern Midstream, LLC, in connection with our acquisition of that entity, through 2013. In connection with the Geismar Acquisition, Williams also agreed to waive $16 million per quarter of IDRs until the later of December 31, 2013 or 30 days after the Geismar plant expansion is operational.

In the event of liquidation, all property and cash in excess of that required to discharge all liabilities will be distributed to the unitholders and our general partner in proportion to their capital account balances, as adjusted to reflect any gain or loss upon the sale or other disposition of our assets in liquidation.

Issuances of Additional Partnership Securities

Our partnership agreement allows us to issue additional partnership securities for any partnership purpose at any time and from time to time for consideration and on terms and conditions as our general partner determines, all without the approval of any limited partners.